S000010620 [Member] Investment Strategy - S000010620 [Member]	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its total net assets (including the amount of any borrowings for investment purposes) in bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax). These securities are issued by states and their political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its total net assets in securities the interest on which is subject to federal income tax. The Fund may invest in fixed or variable-rate debt securities. The Fund may invest in bonds of any maturity.
Under normal circumstances, the Fund invests at least 65% of its total assets in tax-exempt bonds that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may invest up to 35% of its total assets in bonds (not including pre-refunded bonds) that, at the time of purchase, are rated below investment grade (commonly referred to as “high yield” investments or “junk” bonds) but will invest no more than 25% of its total assets in bonds that, at the time of purchase, are unrated but determined to be of comparable quality to below investment grade bonds.
The Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. Inverse floaters provide the Fund with leveraged exposure to underlying municipal bonds whose interest payments vary inversely with changes in short-term tax-exempt interest rates.